Consolidated Statements of Shareholders' Equity (Parenthetical) (ILS)	Dec. 31, 2014	Dec. 31, 2013
Ordinary shares, par value per share	0.8	0.8
Ordinary shares, shares authorized	50,000,000	50,000,000
Ordinary shares, shares issued	15,541,306	12,763,218
Ordinary shares, shares outstanding	15,541,306	12,763,218
Shares held by subsidiary	2,125	2,125
Deferred shares, par value per share	0.1	0.1
Deferred shares, shares authorized	20,230	20,230
Deferred shares, shares issued	17,030	17,030
Deferred shares, shares outstanding	17,030	17,030